Stockholders' Equity (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 17, 2012	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Total capital stock, shares authorized		400,000,000	400,000,000
Common stock, shares authorized		300,000,000	300,000,000
Preferred stock, shares authorized		100,000,000	100,000,000
Common stock, par value per share		$ 0.01	$ 0.01
Preferred stock, par value per share		$ 0.01	$ 0.01
Preferred stock, shares outstanding		0	0
Common Stock, Dividends, Per Share, Declared	$ 0.25
Dividends, Common Stock			$ 22,535,000
Maximum amount of dividends or stock repurchases permissible under the Credit Facility		150,000,000
Amount available for dividend payments, stock repurchases or Senior Notes repurchases at period end		261,900,000
Open Market Repurchase Program for Common Stock, Adopted December 14, 2011 [Member]
Class of Stock [Line Items]
Maximum number of shares authorized for repurchase		4,000,000
Maximum value of shares authorized under repurchase program		$ 100,000,000
Period repurchase program in force unless maximum dollar amount of repurchases expended first		3 years
Number of shares repurchased and retired		706,023
Weighted-average price of repurchased and retired shares, per share		$ 38.39